Income taxes - Narrative (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Operating Loss Carryforwards [Line Items]
Non-capital losses for income tax purposes	$ 86,243
No expiry
Operating Loss Carryforwards [Line Items]
Non-capital losses for income tax purposes	65,208
No expiry | United States
Operating Loss Carryforwards [Line Items]
Non-capital losses for income tax purposes	37,295
No expiry | Australia
Operating Loss Carryforwards [Line Items]
Non-capital losses for income tax purposes	$ 27,913